Business, Liquidity and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Fair value liability for price adjustable warrants	$ 9,225	$ 5,226
Fair value liability for shares to be issued	75	1,019
Recurring basis
Liabilities:
Fair value liability for price adjustable warrants	9,225	5,226
Fair value liability for shares to be issued	75	1,019
Total liabilities at fair value	9,300	6,245
Recurring basis | Level 1 Quoted prices in active markets for identical assets
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued	75	1,019
Total liabilities at fair value	75	1,019
Recurring basis | Level 2 Significant other observable inputs
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued
Total liabilities at fair value
Recurring basis | Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	9,225	5,226
Fair value liability for shares to be issued
Total liabilities at fair value	$ 9,225	$ 5,226